CAPITAL AND RESERVES (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capital and Reserves
Number of DSUs, Beginning Balance	477,711	458,129
Number of DSUs, Granted	61,575	19,582
Number of DSUs, Ending Balance	539,286	477,711
Weighted average fair value (DSUs), Beginning Balance	$ 0.69	$ 0.69
Weighted average fair value (DSUs), Granted	0.39	0.60
Weighted average fair value (DSUs), Ending Balance	$ 0.65	$ 0.69